Off-Balance Sheet Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Off Balance Sheet Commitments [Abstract]
Summary of Off-Balance Sheet Commitments

Sublease in the United-States

In July 2019, the Company signed a sublease agreement for a portion of its premises located in Cambridge.

(amounts in thousands of euros)	Sublease to be received
As of December 31, 2019	Total	Less than one year	One to five years	More than five years
Sublease in US	519	166	353	—
Total sublease to be received	519	166	353	—